RELATED PARTY TRANSACTIONS (Details) - USD ($)	Mar. 27, 2021	Jul. 27, 2020	Jun. 27, 2020	Jun. 29, 2019
Related Party Transaction [Line Items]
Amounts due from related parties			$ 3,109,717	$ 4,921,455
Amounts due to related parties	$ (1,476,921)		(4,556,814)	(5,640,817)
Med Men Opportunity Fund G P L L C [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			1,289,513	1,228,259
Med Men Canada Inc [Member]
Related Party Transaction [Line Items]
Amounts due from related parties				1,153,200
Related Party Transactions [Member]
Related Party Transaction [Line Items]
Amounts due to related parties			(4,556,814)	(5,640,817)
M M O F G P Fund [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			1,820,204	1,820,904
Other [Member]
Related Party Transaction [Line Items]
Amounts due from related parties				719,092
Amounts due to related parties			(1,476,221)	(1,684,274)
Fund L P I I [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		$ 1,820,204
Amounts due to related parties			(1,093,896)	(1,093,896)
Fund L P [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		$ 1,289,513
Amounts due to related parties			$ (1,986,697)	$ (2,862,647)